Capital commitments and contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Capital commitments and contingent liabilities.
Commitments to purchase property, plant and equipment	$ 139.3	$ 98.9